Investments in joint ventures and associates Quadgas Holdco Limited, Associate (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure of associates [line items]
Non-current assets	£ 52,106	£ 52,266	[1]
Current assets	6,681	13,574	[1]
Non-current liabilities	(31,242)	(34,945)	[1]
Current liabilities	(8,697)	(10,511)	[1]
Net assets	18,848	20,384	[1]
Discount for non-controlling interest	(16)	(16)	[1]
Revenue	15,250	15,035	[2]	£ 13,212	[3]
Depreciation and amortisation	(1,530)	(1,481)		(1,311)
Other costs	(2,639)	(3,282)		(2,283)
Operating profit	3,493	3,208	[2]	3,225	[3]
Tax	884	(374)	[2]	(427)	[3]
Profit after tax from continuing operations	3,592	1,810	[2]	1,902	[3]
Group’s share of profit (National Grid ownership 50%)	(40)	63	[2]	£ 59	[3]
Quadgas HoldCo Limited
Disclosure of associates [line items]
Non-current assets	16,735	16,047
Current assets	427	299
Non-current liabilities	(11,195)	(10,864)
Current liabilities	(534)	(551)
Net assets	5,433	4,931
Proportion of the Group’s ownership interest in associate	2,119	1,923
Discount for non-controlling interest	(312)	(312)
Impairment charge against investment	(213)	0
Carrying amount of the Group’s interest in associate (National Grid ownership 39%)	1,594	1,611
Revenue	1,468
Depreciation and amortisation	(378)
Other costs	(423)
Operating profit	667
Net interest payable	(272)
Tax	(76)
Profit after tax from continuing operations	319
Group’s share of profit (National Grid ownership 50%)	£ 124
Previously stated | Quadgas HoldCo Limited
Disclosure of associates [line items]
Non-current assets		15,559
Current assets		299
Non-current liabilities		(10,408)
Current liabilities		(519)
Net assets		4,931
Proportion of the Group’s ownership interest in associate		1,923
Discount for non-controlling interest		(312)
Carrying amount of the Group’s interest in associate (National Grid ownership 39%)		£ 1,611

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[3]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).